Defined benefit plans (Detail 5.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Curtailments	$ (20)	$ (80)	$ 0
Net periodic expenses recognized in net profit	437	470	502
Major plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	420	500
Interest expense related to defined benefit obligation	446	147
Interest income related to plan assets	(586)	(159)
Interest expense on asset ceiling effect	135	15
Administration expenses, taxes and premiums paid	16	17
Past service cost related to plan amendments	0	4
Curtailments	(20)	(80)
Net periodic expenses recognized in net profit	411	444
Swiss pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	416	494
Interest expense related to defined benefit obligation	344	58
Interest income related to plan assets	(485)	(74)
Interest expense on asset ceiling effect	135	15
Administration expenses, taxes and premiums paid	12	13
Past service cost related to plan amendments	0	0
Curtailments	(20)	(80)
Net periodic expenses recognized in net profit	402	426
UK pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	0	0
Interest expense related to defined benefit obligation	67	58
Interest income related to plan assets	(70)	(58)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	0	0
Past service cost related to plan amendments	0	0
Curtailments	0	0
Net periodic expenses recognized in net profit	(3)	0
US and German pension plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	5	6
Interest expense related to defined benefit obligation	35	30
Interest income related to plan assets	(31)	(26)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	3	4
Past service cost related to plan amendments	0	4
Curtailments	0	0
Net periodic expenses recognized in net profit	12	18
Remaining plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Net periodic expenses recognized in net profit	25	25
UBS AG
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Curtailments	(13)	(49)	0
Net periodic expenses recognized in net profit	256	280	$ 306
UBS AG | Major plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	244	291
Interest expense related to defined benefit obligation	297	122
Interest income related to plan assets	(376)	(127)
Interest expense on asset ceiling effect	77	8
Administration expenses, taxes and premiums paid	11	11
Past service cost related to plan amendments	0	4
Curtailments	(13)	(49)
Net periodic expenses recognized in net profit	239	261
UBS AG | Swiss pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	240	285
Interest expense related to defined benefit obligation	195	33
Interest income related to plan assets	(274)	(42)
Interest expense on asset ceiling effect	77	8
Administration expenses, taxes and premiums paid	7	8
Past service cost related to plan amendments	0	0
Curtailments	(13)	(49)
Net periodic expenses recognized in net profit	230	243
UBS AG | UK pension plan
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	0	0
Interest expense related to defined benefit obligation	67	58
Interest income related to plan assets	(70)	(58)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	0	0
Past service cost related to plan amendments	0	0
Curtailments	0	0
Net periodic expenses recognized in net profit	(3)	0
UBS AG | US and German pension plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Current service cost	5	6
Interest expense related to defined benefit obligation	35	30
Interest income related to plan assets	(31)	(26)
Interest expense on asset ceiling effect	0	0
Administration expenses, taxes and premiums paid	3	4
Past service cost related to plan amendments	0	4
Curtailments	0	0
Net periodic expenses recognized in net profit	12	18
UBS AG | Remaining plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Table]
Net periodic expenses recognized in net profit	$ 17	$ 19